Share capital (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 20, 2018	Dec. 31, 2016
Disclosure Of Share capital [Line Items]
Number of shares issued	60,483,447	60,596,219
Number of shares outstanding	60,500,000	60,600,000	6,063,000	59,900,000
Issued capital	$ 60	$ 61		$ 60
Stock awards One [Member]
Disclosure Of Share capital [Line Items]
The date of common shares movement.	Dec. 01, 2018	Jan. 01, 2017
Number of shares issued	100,000	100,000
Number of shares outstanding	60,700,000	60,000,000
Issued capital	$ 61	$ 60
Stock awards Two [Member]
Disclosure Of Share capital [Line Items]
The date of common shares movement.		Dec. 01, 2017
Number of shares issued		100,000
Number of shares outstanding		60,100,000
Issued capital		$ 60
Stock awards Three [Member]
Disclosure Of Share capital [Line Items]
The date of common shares movement.		Dec. 01, 2017
Number of shares issued		500,000
Number of shares outstanding		60,600,000
Issued capital		$ 61
Buyback program [Member]
Disclosure Of Share capital [Line Items]
The date of common shares movement.	Dec. 01, 2018
Number of shares issued	(200,000)
Number of shares outstanding	60,500,000
Issued capital	$ 60